General (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General [Abstract]
Description of administration			the Company announced top-line results from the Surgical site Hospital acquired Infection prEvention with Local D-PLEX100 (“SHIELD”) I Phase 3 trial. SHIELD I did not achieve its primary endpoint. That said, in a pre-specified subgroup analysis requested by the United States Food and Drug Administration (“FDA”) of a total of 423 subjects with large incisions (>20 centimeters), the local administration of D-PLEX100 resulted in a significant reduction of 54 percent in the primary endpoint, compared to SoC alone (p=0.0032).
Cash equivalents and short-term deposits	$ 9,347		$ 9,347
Income loss	(6,294)	$ (5,837)	(12,742)	$ (11,905)	$ (23,865)
Net cash used in operating activities			(8,494)	$ (8,281)
Accumulated deficit	$ (251,051)		$ (251,051)		$ (238,309)